Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000085181 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000085181 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.44%
C000085181 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%
C000085181 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.72%
C000085181 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.92%
C000085181 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000085181 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000085181 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.76%
C000085181 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.66%
C000085181 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.81%
C000085182 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000085182 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.44%
C000085182 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%
C000085182 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.72%
C000085182 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.92%
C000085182 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000085182 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000085182 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.76%
C000085182 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.66%
C000085182 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.81%
C000085183 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000085183 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.44%
C000085183 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%
C000085183 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.72%
C000085183 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.92%
C000085183 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000085183 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000085183 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.76%
C000085183 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.66%
C000085183 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.81%
C000085184 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000085184 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.44%
C000085184 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%
C000085184 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.72%
C000085184 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.92%
C000085184 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000085184 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000085184 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.76%
C000085184 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.66%
C000085184 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.81%
C000228679 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000228679 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.44%
C000228679 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%
C000228679 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.72%
C000228679 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.92%
C000228679 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000228679 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000228679 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.76%
C000228679 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.66%
C000228679 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.81%
C000011010 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.24%
C000011010 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.57%
C000011010 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.34%
C000011010 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.62%
C000011010 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000011010 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%
C000011010 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.58%
C000011010 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.92%
C000011010 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000011010 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000011012 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.24%
C000011012 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.57%
C000011012 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.34%
C000011012 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.62%
C000011012 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000011012 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%
C000011012 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.58%
C000011012 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.92%
C000011012 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000011012 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000011013 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.24%
C000011013 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.57%
C000011013 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.34%
C000011013 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.62%
C000011013 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000011013 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%
C000011013 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.58%
C000011013 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.92%
C000011013 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000011013 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000011014 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.24%
C000011014 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.57%
C000011014 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.34%
C000011014 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.62%
C000011014 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000011014 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%
C000011014 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.58%
C000011014 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.92%
C000011014 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000011014 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000169262 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.24%
C000169262 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.57%
C000169262 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.34%
C000169262 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.62%
C000169262 [Member] | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000169262 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%
C000169262 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.58%
C000169262 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.92%
C000169262 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000169262 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000011001 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.81%
C000011001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
C000011001 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.29%
C000011001 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000011001 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%
C000011001 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000011001 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.38%
C000011001 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000011001 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
C000011001 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000011003 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.81%
C000011003 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
C000011003 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.29%
C000011003 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000011003 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%
C000011003 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000011003 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.38%
C000011003 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000011003 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
C000011003 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000011004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.81%
C000011004 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
C000011004 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.29%
C000011004 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000011004 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%
C000011004 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000011004 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.38%
C000011004 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000011004 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
C000011004 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000011005 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.81%
C000011005 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
C000011005 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.29%
C000011005 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000011005 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%
C000011005 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000011005 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.38%
C000011005 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000011005 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
C000011005 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000211235 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.81%
C000211235 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
C000211235 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.29%
C000211235 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000211235 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%
C000211235 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000211235 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.38%
C000211235 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000211235 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
C000211235 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%